SEGMENT INFORMATION - Adjusted EBITDA by Reportable Segment (Details) - Reportable Segments - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Segment Reporting Information [Line Items]
Adjusted EBITDA	$ 60,907	$ 49,548
Marcellus Shale Segment
Segment Reporting Information [Line Items]
Adjusted EBITDA	6,535	3,883
Williston Basin – Gas Segment
Segment Reporting Information [Line Items]
Adjusted EBITDA	5,333	4,676
Williston Basin – Liquids Segment
Segment Reporting Information [Line Items]
Adjusted EBITDA	5,043	374
Barnett Shale Segment
Segment Reporting Information [Line Items]
Adjusted EBITDA	16,760	15,034
Piceance Basin Segment
Segment Reporting Information [Line Items]
Adjusted EBITDA	$ 27,236	$ 25,581